Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended	59 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
SP Funds Dow Jones Global Sukuk ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%			0.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	31.77%		17.92%
SP Funds S&P Global REIT Sharia ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.65%	5.82%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%			2.00%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%			(1.52%)
S&P 500 Shariah Industry Exclusions Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.48%		17.68%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	14.81%	15.51%
S&P Global All Equity REIT Shariah Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.26%	6.51%